Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Commitments and Contingencies

11. Commitments and Contingencies

Facilities and Equipment Lease Agreements and ASC 842

The Company leases its operating and office facilities in Huntsville, Alabama for various terms under long-term, non-cancelable operating lease agreements. The leases expire on various dates from October 2025 through January 2028 and provide for renewal periods of two years. The Company also leases laboratory equipment under a long-term, non-cancelable operating lease which expires in September 2024. In the normal course of business, it is expected that these leases will be renewed or replaced by leases on other properties & equipment.

The Company also leases two pieces of equipment for various terms under long-term, non-cancelable finance lease agreements. These leases expire in September 2024 and in February 2025.

For the office lease, the Company has elected to not apply the recognition requirements under ASC 842, as lease cost on a straight-line basis over the lease term, because the amount of the lease payments is not deemed material. In the normal course of business, it is expected that these leases will be renewed or replaced by leases on other properties.

Supplemental cash flow information related to leases is as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$55	$44
Operating cash flows from financing leases	1	2
Financing cash flows from financing leases	13	11
Right-of-use assets obtained in exchange for lease obligations
Operating leases	-	497
Financing leases	-	-

Supplemental balance sheet information related to leases was as follows (in thousands other than weighted average remaining lease term and discount rates):

	March 31, 2024	December 31, 2023
	(unaudited)
Operating lease
Right-of-use assets	$862	$862
Accumulated Amortization	(235)	(196)
Right-of-use asset, net	$627	$666

Right-of-use lease liability, current	$207	$214
Right-of-use lease liability, noncurrent	413	461
Total operating lease liabilities	$620	$675

Finance leases
Right-of-use assets	$163	$163
Accumulated Amortization	(59)	(53)
Right-of-use asset, net	$104	$110

Right-of-use lease liability, current	$24	$36
Right-of-use lease liability, noncurrent	-	1
Total operating lease liabilities	$24	$37

Weighted average remaining lease term
Operating lease	3.15 years	3.32 years
Finance leases	0.49 years	0.64 years

Weighted average discount rate
Operating lease	6.67%	6.67%
Finance leases	11.9%	11.9%

The following is a maturity analysis of the annual undiscounted cash flows of the lease liabilities as of March 31, 2024 (in thousands):

	Operating Leases	Finance Leases
Nine months ending December 31, 2024	$180	$24
Year ending December 31, 2025	217	1
Year ending December 31, 2026	159	-
Year ending December 31, 2027	117	-
Thereafter	10	-
Total undiscounted lease payments	683	25
Less: imputed interest	(63)	(1)
Total lease obligations	620	24
Less: current portion	(207)	(24)
Long-term lease obligations	$413	$-

Litigation – General

The Company is subject to various claims and contingencies in the ordinary course of its business, including those related to litigation, business transactions, employee-related matters, and others. When the Company is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. If the loss is not probable or the amount of the loss cannot be reasonably estimated, the Company discloses the claim if the likelihood of a potential loss is reasonably possible and the amount involved could be material. The Company is not aware of any claims likely to have a material adverse effect on its financial condition or results of operations.

Tax Filings

The Company tax filings are subject to audit by taxing authorities in jurisdictions where it conducts business. These audits may result in assessments of additional taxes that are subsequently resolved with the authorities or potentially through the courts. Management believes the Company has adequately provided for any ultimate amounts that are likely to result from these audits; however, final assessments, if any, could be significantly different than the amounts recorded in the unaudited condensed consolidated interim financial statements.

Employment Contracts

The Company has entered into employment contracts with certain executive officers. Under the provisions of the contracts, the Company may be required to incur severance obligations for matters relating to changes in control, as defined, and involuntary terminations.

Indemnification

In the normal course of business, the Company may provide indemnifications of varying scope under the Company’s agreements with other companies or consultants, typically for the Company’s research and development programs. Pursuant to these agreements, the Company will generally agree to indemnify, hold harmless, and reimburse the indemnified parties for losses and expenses suffered or incurred by the indemnified parties arising from claims of third parties in connection with the Company’s research and development. Indemnification provisions could also cover third-party infringement claims with respect to patent rights, copyrights, or other intellectual property licensed from the Company to third parties. Office and laboratory leases will also generally indemnify the lessor with respect to certain matters that may arise during the term of the lease. The Registration Rights Agreement between Juvenescence and the Company includes indemnification provisions pursuant to which the parties will indemnify each other from certain liabilities in connection with the registration, offer, and sale of securities under a registration statement, including liabilities arising under the Securities Act. The Company has also agreed to provide the AST Indemnity pursuant to the Letter of Indemnification described in Note 5, Related Party Transactions. The term of these indemnification obligations will generally continue in effect after the termination or expiration of the particular license, lease, or agreement to which they relate. The potential future payments the Company could be required to make under these indemnification agreements will generally not be subject to any specified maximum amount. Historically, the Company has not been subject to any claims or demands for indemnification. The Company also maintains various liability insurance policies that limit the Company’s financial exposure and in the case of the AST Indemnity the Company has received a cross-indemnity from Juvenescence against all claims, damages, liabilities or losses arising out of the AST Indemnity. As a result, the Company believes the fair value of these indemnification agreements is minimal. Accordingly, the Company has not recorded any liabilities for these agreements to date.

Note 14 - Commitments and Contingencies

The Company is subject to legal proceedings, claims, and litigation arising in the ordinary course of business. In the opinion of management, all such matters would be adequately covered by insurance or accruals or would be such that disposition would not have a material adverse effect on the financial position, results of operations, or cash flows of the Company.

Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Commitments and Contingencies

10. Commitments and Contingencies

Office Lease Agreement

AgeX leased office space in Alameda, California. For 2022, base monthly rent was $1,074 and for 2023, base monthly rent is $844 for slightly less space at the same building. The lease also includes office furniture rental, janitorial services, utilities, and internet service.

ASC 842

For the office lease, AgeX has elected to not apply the recognition requirements under ASC 842 and instead recognized the lease payments as lease costs on a straight-line basis over the lease term, as the amount of the lease payments is not deemed material.

There were no future minimum lease commitments as of December 31, 2023.

Litigation – General

AgeX is subject to various claims and contingencies in the ordinary course of its business, including those related to litigation, business transactions, employee-related matters, and others. When AgeX is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, AgeX will record a liability for the loss. If the loss is not probable or the amount of the loss cannot be reasonably estimated, AgeX discloses the claim if the likelihood of a potential loss is reasonably possible and the amount involved could be material. AgeX is not aware of any claim for which a liability has not been accrued and which is likely to have a material adverse effect on its financial condition or results of operations.

Tax Filings

AgeX tax filings are subject to audit by taxing authorities in jurisdictions where it conducts business. These audits may result in assessments of additional taxes that are subsequently resolved with the authorities or potentially through the courts. Management believes AgeX has adequately provided for any ultimate amounts that are likely to result from these audits; however, final assessments, if any, could be significantly different than the amounts recorded in the consolidated financial statements.

Employment Contracts

AgeX has entered into employment contracts with certain executive officers. Under the provisions of the contracts, AgeX may be required to incur severance obligations for matters relating to changes in control, as defined, and involuntary terminations.

Indemnifications

In the normal course of business, AgeX may provide indemnifications of varying scope under AgeX’s agreements with other companies or consultants, typically for AgeX’s research and development programs. Pursuant to these agreements, AgeX will generally agree to indemnify, hold harmless, and reimburse the indemnified parties for losses and expenses suffered or incurred by the indemnified parties arising from claims of third parties in connection with AgeX’s research and development. Indemnification provisions could also cover third-party infringement claims with respect to patent rights, copyrights, or other intellectual property licensed from AgeX to third parties. Office and laboratory leases will also generally indemnify the lessor with respect to certain matters that may arise during the term of the lease. A sales agreement between AgeX and Chardan Capital Markets, LLC also included indemnification provisions pursuant to which the parties agreed to indemnify each other from certain liabilities that could arise from the offer and sale of AgeX common stock, including liabilities under the Securities Act. Similarly, the Registration Rights Agreement between Juvenescence and AgeX includes indemnification provisions pursuant to which the parties will indemnify each other from certain liabilities in connection with the registration, offer, and sale of securities under a registration statement, including liabilities arising under the Securities Act. AgeX has also agreed to provide the AST Indemnity and ETC Indemnity pursuant to the Letter of Indemnification and ETC Letter of Indemnity described in Note 5, Related Party Transactions. The term of these indemnification obligations will generally continue in effect after the termination or expiration of the particular license, lease, or agreement to which they relate. The potential future payments AgeX could be required to make under these indemnification agreements will generally not be subject to any specified maximum amount. Historically, AgeX has not been subject to any claims or demands for indemnification. AgeX also maintains various liability insurance policies that limit AgeX’s financial exposure and in the case of the AST Indemnity and ETC Indemnity AgeX has received cross-indemnities from Juvenescence against all claims, damages, liabilities or losses arising out of the AST Indemnity and ETC Indemnity. As a result, AgeX believes the fair value of these indemnification agreements is minimal. Accordingly, AgeX has not recorded any liabilities for these agreements as of December 31, 2023 and 2022.

Notice of Delisting

On April 20, 2023, AgeX received a letter (the “2023 Deficiency Letter”) from the staff of the Exchange indicating that AgeX does not meet certain of the Exchange’s continued listing standards as set forth in Sections 1003(a)(i), (ii), and (iii) of the Exchange Company Guide in that AgeX has stockholders equity of less than (A) $2,000,000 and has incurred losses from continuing operations and/or net losses during its two most recent fiscal years, (B) $4,000,000 and has incurred losses from continuing operations and/or net losses during three out of four of its most recent fiscal years, and (C) $6,000,000 or more and has reported losses from continuing operations and/or net losses in its five most recent fiscal years. The 2023 Deficiency Letter states that as AgeX remains subject to the conditions set forth in prior letters from the Exchange with respect to AgeX’s deficiencies in stockholders equity, and if AgeX is not in compliance with all of the Exchange’s stockholders equity standards, or does not make progress consistent with AgeX’s Exchange approved plan to come into compliance with the Exchange’s continued listing standards, by May 17, 2023, the Exchange will initiate delisting proceedings as appropriate.

On May 17, 2023 AgeX received a notice from the staff of the Exchange indicating that they intend to commence proceedings to delist AgeX common stock from the Exchange based upon AgeX’s non-compliance with the stockholders’ equity requirements set forth in Sections 1003(a)(i), (ii) and (iii) of the Exchange’s Company Guide by the end of a compliance plan period that expired on May 17, 2023. Specifically, AgeX did not meet the continued listing standards because it had stockholders equity of less than (A) $2,000,000 and has incurred losses from continuing operations and/or net losses during its two most recent fiscal years, (B) $4,000,000 and has incurred losses from continuing operations and/or net losses during three out of four of its most recent fiscal years, and (C) $6,000,000 or more and has reported losses from continuing operations and/or net losses in its five most recent fiscal years.

On May 24, 2023, AgeX filed a request for a review of the delisting determination by a Committee of the Board of Directors of the Exchange. On May 31, 2023, AgeX received a notice from the staff of the Exchange which scheduled a hearing for July 25, 2023. On July 24, 2023, AgeX issued shares of preferred stock to Juvenescence in exchange for the extinguishment of $36 million of indebtedness owed to Juvenescence for the purpose of remediating the deficiency in stockholders equity, and the hearing at the Exchange scheduled for July 25 was cancelled. See Note 7, Stockholders’ Equity/(Deficit), for further discussion on the classification of preferred stock and amendment to Section 3(b) of the terms of the Series A Preferred Stock and Series B Preferred Stock.